FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

October 27, 2022

Filed Via EDGAR (CIK #0000809707)

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F. Street N.E.

Washington, D.C. 20549

Re:  Franklin Investors Securities Trust (Registrant)

(Franklin Adjustable U.S. Government Securities Fund)

File Nos. 033-11444 and 811-04986

Preliminary Proxy Materials

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system, please find attached a Schedule 14(a) Information cover page, preliminary proxy statement, notice of special meeting of shareholders and form of proxy card to be furnished to shareholders of the Fund in connection with a Special Meeting of Shareholders of the Fund (the “Meeting”), scheduled to be held on January 26, 2023.  Definitive copies of these proxy solicitation materials are expected to be released to shareholders on or about December 2, 2022.

As described in the proxy statement, at the Meeting, shareholders of the Fund will be asked to vote to approve: (i) modifications to the Fund’s current fundamental investment goal; (ii) the reclassification of the Fund’s investment goal from a fundamental policy to a non-fundamental policy; (iii) the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace affiliated and unaffiliated subadvisers without shareholder approval; and (iv) an amended fundamental investment restriction regarding investments in commodities.

Please direct all questions and comments relating to this filing to Brian Crowell, Esquire, of Stradley Ronon Stevens & Young, LLP at (215) 564-8082.

Sincerely yours,

FRANKLIN INVESTORS SECURITIES TRUST

On behalf of the Franklin Adjustable U.S. Government Securities Fund

/s/Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

SJG/dc

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